WILMERHALE

                                                           Christopher P. Harvey

                                                             +1 617 526 6532 (t)
                                                             +1 617 526 5000 (f)
                                               christopher.harvey@wilmerhale.com

July 13, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement on Form N-14 ("Registration Statement") of Pioneer Variable Contracts Trust (the "Trust"), with respect to the proposed reorganizations of Pioneer Value VCT Portfolio and Pioneer America Income VCT Portfolio (each, an "Acquired Portfolio") into Pioneer Fund VCT Portfolio and Pioneer Bond VCT Portfolio, respectively (each, an "Acquiring Portfolio")
     ---------------------------------------------------------------------------

Dear Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, pursuant to (i) the Securities Act of 1933, as amended (the "1933 Act") and Rule 488 thereunder,
(ii) the General Instructions to Form N-14 and (iii) Regulation S-T, is the Registration Statement relating to two proposed reorganizations, including a combined proxy statement and prospectus, statement of additional information, Part C and exhibits.

     The Registration Statement is being filed as a combined proxy statement and prospectus to solicit each Acquired Portfolio's shareholder approval of an agreement and plan of reorganization, whereby the Acquired Portfolio would transfer all of its assets to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. On the closing date of each reorganization, the Acquired Portfolio's shareholders would become shareholders of the corresponding Acquiring Portfolio, and each Acquired Portfolio would be dissolved. The purposes and terms of the proposed reorganizations are detailed in the Registration Statement.

     It is proposed that this Registration Statement will become automatically effective on August 12, 2007, pursuant to Rule 488 under the 1933 Act.

     The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. No filing fee is required because of reliance on Section 24(f) under the 1940 Act.

     If you have any questions or comments, please do not hesitate to contact me at (617) 526-6532 (collect) or Elaine S. Kim, Esq. at (617) 526-6685 (collect).

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston Massachusetts
                                     02109

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                                                                      WILMERHALE

U.S. Securities and Exchange Commission
July 13, 2007
Page 2

Very truly yours,

/s/ Christopher P. Harvey
-------------------------
Christopher P. Harvey

Attachments

cc:  Dominic Minore, Esq. (Division of Investment Management)
     Christopher J. Kelley, Esq.